VAM SHORT DURATION GOVERNMENT AGENCY FUND

                             Dated October 31, 1995


INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
VAM Institutional Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of VAM Short Duration Government Agency Fund, a portfolio within VAM Institutional Funds, Inc., as of October 31, 1995, the related statements of operations, changes in net assets and the financial highlights for the period from January 12, 1995 to October 31, 1995. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of VAM Short Duration Government Agency Fund at October 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.


KPMG Peat Marwick LLP


Minneapolis, Minnesota
December 14, 1995

VAM SHORT DURATION GOVERNMENT AGENCY FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                OCTOBER 31, 1995
-------------------------------------------------------------------------------------------------------------------


Assets:
   Investments in securities, (note 1)
     (identified cost: $99,869)............................................                       $100,000
   Cash in bank on demand deposit..........................................                            131
   Accrued interest receivable.............................................                          1,875
                                                                                                  --------

Assets applicable to outstanding capital stock.............................                       $102,006
                                                                                                  ========
Represented by (note 1):
   Capital stock - $.01 par value..........................................                    $       100
   Additional paid-in capital..............................................                         99,900
   Undistributed net investment income.....................................                          1,875
   Unrealized appreciation on investments..................................                            131
                                                                                                  --------
     Total net assets......................................................                       $102,006
                                                                                                  ========

Net assets applicable to outstanding
   Institutional Class Shares..............................................                       $102,006
                                                                                                  ========

Shares outstanding and net asset value per share
   Institutional Class Shares outstanding:  10,000 (note 5)................                         $10.20
                                                                                                    ======

See accompanying notes to financial statements.


VAM SHORT DURATION GOVERNMENT AGENCY FUND
STATEMENT OF OPERATIONS                                                      PERIOD ENDED OCTOBER 31, 1995 (NOTE 1)
-------------------------------------------------------------------------------------------------------------------


Investment income:
   Interest.............................................................................                $1,875
                                                                                                        ------

Unrealized gain on investments:
   Net change in unrealized appreciation of investment..................................                   131
                                                                                                        ------
     Net gain on investments............................................................                   131
                                                                                                        ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................                $2,006
                                                                                                        ======

See accompanying notes to financial statements.

VAM SHORT DURATION GOVERNMENT AGENCY FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------


                                                                                                      PERIOD
                                                                                                      ENDED
                                                                                                    OCTOBER 31,
                                                                                                   1995 (NOTE 1)
                                                                                                   -----------

Operations:
   Investment income - net..............................................................           $    1,875
   Net change in unrealized appreciation of investments.................................                  131
                                                                                                   ----------
     Net increase in net assets resulting from operations...............................                2,006
                                                                                                   ----------

Share transactions (note 1): Proceeds from sale of shares:
     Institutional Class (note 3).......................................................              100,000
     Institutional Service Class........................................................                1,000
   Payments for redemption of shares:
     Institutional Class................................................................                   --
     Institutional Service Class........................................................               (1,000)
                                                                                                   ----------
   Increase in net assets from share transactions.......................................              100,000
                                                                                                   ----------
     Total increase in net assets.......................................................              102,006
                                                                                                   ----------
Net assets at beginning of period.......................................................                   --
                                                                                                   ----------
Net assets at end of period (including undistributed
   net investment income of $1,875).....................................................             $102,006
                                                                                                   ==========

See accompanying notes to financial statements.

VAM SHORT DURATION GOVERNMENT AGENCY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1)   ORGANIZATION

     VAM Short Duration Government Agency Fund (the Fund), a Fund within VAM Institutional Funds, Inc. which was incorporated in January 1985, is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Pursuant to its articles of incorporation, VAM Institutional Funds, Inc. has 10 trillion shares of authorized capital stock that may be issued. The Fund offers two classes of shares - the Institutional Class Shares and the Institutional Service Class Shares. Each of which is sold pursuant to different sales arrangements and bear different expenses.

     The only share transactions of the Fund since its formation were the initial sale (at $10 per share) on January 12, 1995 of 10,000 shares of Institutional Class Shares and 100 shares of Institutional Service Class Shares to Voyageur Fund Managers, Inc. (Voyageur) and redemptions of 100 Institutional Service Class Shares by Voyageur. Except for the investment of the initial capital proceeds, the fund has not commenced operations as of October 31, 1995.

     The values of fixed-income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, securities are valued at fair value according to methods selected in good faith by the Board of Directors or Trustees. Short-term securities with maturities less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value.

     Effective August 1, 1995, the Fund changed its fiscal year end from September 30 to October 31.

2)   FEDERAL TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to the shareholders of the Fund in amounts that will avoid or minimize federal income or excise taxes for the Fund.

3)   FEES AND EXPENSES

     The Fund has an investment advisory agreement with Voyageur, under which Voyageur manages the Fund's assets and furnishes related office facilities, equipment, research and personnel. The Fund pays a monthly fee to Voyageur equal to an annual rate of .50% of average daily net assets.

     The Fund has a distribution agreement with Voyageur Fund Distributors, Inc. (Fund Distributors). No compensation is paid by the Fund under the Distribution Agreements.

     Institutional Service Class Shares of the Fund also have an agreement with Fund Distributors to compensate service organizations who provide additional administrative, record keeping, and other shareholder services to their customers who are beneficial owners of service shares. The Fund is obligated to pay Fund Distributors a service fee at an annual rate up to .25% of the Fund's average daily net assets applicable to Institutional Service Class Shares.

     The Fund will also pay a fee to Voyageur for acting as the Fund's dividend disbursing, transfer, administrative and accounting services agent. The fee is paid monthly and is equal to an annual rate of .10% of average daily net assets. The Fund is also responsible for reimbursing Voyageur's out-of-pocket expenses in connection with the performance of dividend disbursing, transfer, administrative and accounting services.

     In addition to the fees above, the Fund is responsible for paying most other operating expenses including director's fees, registrations fees, printing of shareholder reports, legal and auditing services, organizational costs and other miscellaneous expenses. Under the investment advisory agreement, Voyageur is obligated to pay all expenses and fees (excluding interest, taxes, distribution fees and brokerage commissions) which exceed 1.00% of the Fund's average daily net assets, on an annual basis, up to the combined amount of its investment advisory and management fee and its dividend-disbursing, transfer, administrative and accounting service fees.

(4) FINANCIAL HIGHLIGHTS

     Per share data (rounded to the nearest cent) for a share of beneficial interest outstanding and selected information for each period are as follows:

                                                                                        INSTITUTIONAL CLASS
                                                                                        -------------------
                                                                                            PERIOD FROM
                                                                                        JANUARY 12, 1995(C)
                                                                                                TO
                                                                                         OCTOBER 31, 1995
                                                                                        -------------------
NET ASSET VALUE:
   Beginning of period..........................................................               $10.00
                                                                                               ------
Operations:
   Net investment income........................................................                  .19
   Net unrealized gain on investments...........................................                  .01
                                                                                               ------
    Total from operations......................................................                   .20
                                                                                               ------
Distributions to shareholders:
   From net investment income...................................................                   --
   From net realized gains......................................................                   --
                                                                                               ------
     Total from distributions...................................................                   --
                                                                                               ------
Net asset value:
   End of period................................................................               $10.20
                                                                                               ======

Total investment return (a).....................................................                2.00%
Net assets at end of period (000's omitted).....................................                 $102

Ratios:
   Ratio of expenses to average daily net assets................................               --%(b)
   Ratio of net investment income to average daily net assets...................             2.31%(b)
Portfolio turnover rate (excluding short-term securities).......................                  --%


See accompanying notes to Financial Highlights.

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Total investment return is based on the change in net asset value.
(b)  Adjusted to an annual basis.
(c)  Inception date.

VAM SHORT DURATION GOVERNMENT AGENCY FUND
INVESTMENTS IN SECURITIES                                                                          OCTOBER 31, 1995
-------------------------------------------------------------------------------------------------------------------

                                                                            PRINCIPAL                      MARKET
               NAME OF ISSUER                                                AMOUNT                       VALUE (A)
-------------------------------------------------------------------------------------------------------------------


U.S. Treasury Note, 5.625% due 06/30/97                                       $100,000                     $100,000
                                                                                                           --------

     Total Investments in Securities (cost: $99,869)(b)                                                    $100,000
                                                                                                           ========

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in note 1 to the Financial Statements.
(b) The cost of securities for federal income tax purposes was $99,869. The aggregate gross unrealized appreciation and depreciation of securities based on this cost was as follows:

                       GROSS                         GROSS                           NET
                    UNREALIZED                    UNREALIZED                     UNREALIZED
                   APPRECIATION                  DEPRECIATION                   APPRECIATION
                   ------------                  ------------                   ------------
                       $131                         $   --                          $131
